SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35) SUBSEQUENT EVENTS

a)  Vivo Ventures Investments (“VV”)

On January 18, 2023, VV made an investment of R$10 million in Klubi Participações S.A. (“Klubi”), through the acquisition of debentures convertible into equity. Klubi is a fintech authorized by the Central Bank to operate as a consortium manager in Brazil, which currently offers car consortium.

This is VV’s second investment, launched eight months ago. The objective of the investment is to reinforce the presence of the Vivo brand in the area of financial solutions, in which it already offers services such as the Vivo Money personal credit platform, the Vivo Pay digital account, co-branded credit cards, in addition to cell phone insurance and tablet.

b)  Approval of the incorporation of Garliava

The Company’s Extraordinary Shareholders’ Meeting, held on February 1, 2023, approved the merger of Garliava (“Merger”), as described in the material fact disclosed by the Company on December 16, 2022 (note 1.d.6).

The Merger depends on obtaining prior consent from ANATEL and the conclusion of operational procedures related to systemic parameterization. In view of this, the effectiveness of the resolution is conditioned to a new resolution by the Company’s Board of Directors, in a meeting to be held especially for this purpose, to verify the occurrence of said conditions, when, then, the Merger will become effective.

The approved Merger will not result in a capital increase, issuance of new shares or change in the Company’s shareholdings, therefore, there is no need to talk about the replacement of shares or withdrawal rights.

c)  Credit of Interest on Equity Intermediaries

At a meeting held on February 15, 2023, the Company’s Board of Directors approved, ad referendum of the General Shareholders’ Meeting to be held in 2024, the credit of interest on equity, for the fiscal year 2023, pursuant to the terms of Article 26 of the Company’s Bylaws, Article 9 of Law No. 9,249/1995 and CVM Resolution No. 143/2022, in the gross amount of R$106,000, equivalent to 0.063772 per share, corresponding to an amount net of withholding income tax of R$90,100, equivalent to 0.054206 per share, calculated based on the balance sheet of January 31, 2023. The amount of interest on equity per share informed above may be subject to future adjustments, until February 28, 2023, due to possible acquisitions of shares under the Company’s Share Buyback Program.

The payment of these proceeds will be made until July 31, 2024, on a date to be defined by the Company’s Board of Directors and timely communicated to the market, being credited individually to the shareholders, obeying the shareholding position contained in the Company’s records at the end of February 28th from 2023.

d)  Company’s share repurchase program and cancellation of common shares held in treasury

On February 15, 2023, the Company’s Board of Directors, pursuant to article 15, item XV of the Bylaws and CVM Resolution 77/2022, approved: (i) a new share buyback program issued of the Company, whose objective is the acquisition of common shares for subsequent cancellation, sale or maintenance in treasury, without reducing the share capital, in order to increase shareholder value through the efficient application of available cash resources, optimizing the capital allocation; and (ii) cancellation of 13,381,540 common shares held in treasury.

The repurchase of shares will be carried out, in the maximum amount of 40,550,121 common shares, using resources available pursuant to article 8, paragraph 1, of CVM Resolution No. 77/2022, such as profit, capital and profit reserves as performed in the fiscal year in progress. The maximum amount to be used in the program is R$500 million.

This program will be effective from February 23, 2023 (one day immediately after the end date of the share buyback program currently in effect) and will end on February 22, 2024.

The acquisitions will be carried out on the Stock Exchange (B3 – Brasil, Bolsa e Balcão), at market prices, and the Company’s management will decide the moment and the number of shares to be acquired, respecting the limits provided for in the Program and in the applicable regulations.

e)  Request for Consent to ANATEL – Reduction of the Company’s Capital

The Company, pursuant to the provisions of Article 157, paragraph 4, of Law No. 6,404, of December 15, 1976, as amended, and the provisions of CVM Resolution No. 44, of August 23, 2021, informed on February 15, 2023, its Board of Directors approved the submission, by the Company, of a request for prior consent with ANATEL in order to be able to reduce its share capital (“Reduction”).

The request for consent aims to offer the Company flexibility to reduce its capital stock by up to R$5 billion (five billion reais), in one or more steps over the course of future years, according to Management’s assessment of the Company’s financial conditions. If allowed by ANATEL and deemed appropriate by the Company, the Reduction will be effected through the refund of funds to its shareholders in proportion to their shareholding and without the cancellation of their shares.

f)  Dates for payment of dividends and interest on equity resolved in the 2022 financial year

On February 15, 2023, the Company communicated to its shareholders that the dividends and interest on equity declared at the Board of Directors’ meetings held on February 16, 2022, March 17, 2022, April 13, 2022, June 14, 2022, August 19, 2022 and December 9, 2022, as well as additional dividends to be approved at the Annual General Meeting (“AGO”), will be paid on April 18, 2023 and July 18, 2023, as detailed in the notice to shareholders disclosed by the Company.